CAPITAL STOCK - PSU Outstanding (Details) - PSUs	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards outstanding (in shares) | shares	1,103,311	892,077
Weighted average fair value per award outstanding (in dollars per share) | $	$ 14.14	$ 13.41